Schedule of Investments (unaudited)
April 30, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 33.4%
360 Security Technology Inc., Class A	132,000	$186,030
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	66,049	137,898
AAC Technologies Holdings Inc.	247,500	1,184,772
Advanced Micro-Fabrication Equipment Inc./China, Class A	13,800	357,908
AECC Aviation Power Co. Ltd., Class A	67,091	303,170
Agricultural Bank of China Ltd., Class A	1,930,500	1,439,666
Agricultural Bank of China Ltd., Class H	9,735,000	5,940,459
Aier Eye Hospital Group Co. Ltd., Class A	227,660	406,916
Air China Ltd., Class A(a)	330,019	320,868
Akeso Inc.(a)(b)(c)	216,000	2,395,121
Alibaba Group Holding Ltd.	5,692,540	84,989,774
Alibaba Health Information Technology Ltd.(a)(c)	1,988,000	1,286,072
Aluminum Corp. of China Ltd., Class A	445,599	392,886
Aluminum Corp. of China Ltd., Class H	1,326,000	711,710
Angel Yeast Co. Ltd., Class A	33,098	160,459
Anhui Conch Cement Co. Ltd., Class A	99,080	328,035
Anhui Conch Cement Co. Ltd., Class H	412,500	1,162,037
Anhui Gujing Distillery Co. Ltd., Class A	35	792
Anhui Gujing Distillery Co. Ltd., Class B	50,010	765,303
Anhui Yingjia Distillery Co. Ltd., Class A	16,900	102,120
ANTA Sports Products Ltd.	429,000	5,068,985
Autohome Inc., ADR	23,430	639,170
Avary Holding Shenzhen Co. Ltd., Class A	50,100	197,744
AviChina Industry & Technology Co. Ltd., Class H	828,000	381,029
Baidu Inc., Class A(a)	816,770	9,006,533
Bank of Beijing Co. Ltd., Class A	511,500	422,293
Bank of Chengdu Co. Ltd., Class A	82,500	192,827
Bank of China Ltd., Class A	858,000	652,461
Bank of China Ltd., Class H	24,915,000	13,911,874
Bank of Communications Co. Ltd., Class A	891,086	916,073
Bank of Communications Co. Ltd., Class H	3,135,100	2,741,516
Bank of Hangzhou Co. Ltd., Class A	165,060	334,077
Bank of Jiangsu Co. Ltd., Class A	429,000	600,035
Bank of Nanjing Co. Ltd., Class A	214,500	307,554
Bank of Ningbo Co. Ltd., Class A	132,025	434,453
Bank of Shanghai Co. Ltd., Class A	445,541	636,593
Baoshan Iron & Steel Co. Ltd., Class A	561,095	527,367
Beijing Enterprises Holdings Ltd.	165,000	669,500
Beijing Enterprises Water Group Ltd.(c)	1,650,000	521,153
Beijing Kingsoft Office Software Inc., Class A	10,200	414,001
Beijing New Building Materials PLC, Class A	50,126	193,093
Beijing Tong Ren Tang Co. Ltd., Class A	33,000	165,374
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	25,233	227,194
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,056,000	843,120
Bethel Automotive Safety Systems Co. Ltd., Class A	23,220	184,411
Bilibili Inc., Class Z(a)	80,968	1,421,316
BOC Aviation Ltd.(b)	82,700	619,785
BOE Technology Group Co. Ltd., Class A	957,000	505,700
Bosideng International Holdings Ltd.	1,456,000	753,408
BYD Co. Ltd., Class A	33,050	1,607,135
BYD Co. Ltd., Class H	433,500	20,589,606
BYD Electronic International Co. Ltd.	258,500	1,072,884
C&D International Investment Group Ltd.	213,000	445,473
Caitong Securities Co. Ltd., Class A	176,208	176,889
Cambricon Technologies Corp. Ltd., Class A(a)	8,525	826,858
CGN Power Co. Ltd., Class A	334,000	161,819
CGN Power Co. Ltd., Class H(b)	3,795,000	1,207,998
Changjiang Securities Co. Ltd., Class A	264,800	233,865
Chaozhou Three-Circle Group Co. Ltd., Class A	66,097	312,669
China CITIC Bank Corp. Ltd., Class H	3,300,200	2,610,215
China Coal Energy Co. Ltd., Class H	660,000	681,918
China Communications Services Corp. Ltd., Class H	660,000	343,728
China Construction Bank Corp., Class A	198,000	246,665
Security	Shares	Value
China (continued)
China Construction Bank Corp., Class H	33,825,390	$27,785,118
China CSSC Holdings Ltd., Class A	99,000	398,912
China Eastern Airlines Corp. Ltd., Class A(a)	280,595	142,557
China Energy Engineering Corp. Ltd., Class A	759,000	229,627
China Everbright Bank Co. Ltd., Class A	1,039,500	540,712
China Everbright Bank Co. Ltd., Class H	1,155,000	501,525
China Feihe Ltd.(b)	1,320,000	997,518
China Galaxy Securities Co. Ltd., Class A	165,051	354,911
China Galaxy Securities Co. Ltd., Class H	1,202,500	1,092,388
China Gas Holdings Ltd.	1,056,000	954,765
China Greatwall Technology Group Co. Ltd., Class A(a)	82,500	166,114
China Hongqiao Group Ltd.	990,000	1,777,064
China International Capital Corp. Ltd., Class A	49,500	223,426
China International Capital Corp. Ltd., Class H(b)	528,000	908,259
China Jushi Co. Ltd., Class A	99,071	159,761
China Life Insurance Co. Ltd., Class A	66,090	329,865
China Life Insurance Co. Ltd., Class H	2,640,000	4,824,852
China Literature Ltd.(a)(b)	165,000	572,956
China Longyuan Power Group Corp. Ltd., Class H	1,207,000	953,504
China Mengniu Dairy Co. Ltd.	990,000	2,465,744
China Merchants Bank Co. Ltd., Class A	445,504	2,498,307
China Merchants Bank Co. Ltd., Class H	1,402,946	7,652,567
China Merchants Energy Shipping Co. Ltd., Class A	148,500	119,388
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	148,500	262,109
China Merchants Port Holdings Co. Ltd.	330,180	536,041
China Merchants Securities Co. Ltd., Class A	198,065	447,653
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	181,560	228,589
China Minsheng Banking Corp. Ltd., Class A	1,023,098	560,677
China Minsheng Banking Corp. Ltd., Class H	2,062,520	967,857
China National Building Material Co. Ltd., Class H	1,320,000	640,062
China National Chemical Engineering Co. Ltd., Class A	181,556	188,557
China National Nuclear Power Co. Ltd., Class A	396,000	503,037
China National Software & Service Co. Ltd., Class A(a)	22,950	143,652
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	99,000	317,263
China Oilfield Services Ltd., Class H	660,000	516,127
China Overseas Land & Investment Ltd.	1,320,260	2,342,338
China Pacific Insurance Group Co. Ltd., Class A	181,598	745,778
China Pacific Insurance Group Co. Ltd., Class H	891,000	2,424,201
China Petroleum & Chemical Corp., Class A	726,092	565,504
China Petroleum & Chemical Corp., Class H	8,580,000	4,379,844
China Power International Development Ltd.	1,650,000	648,101
China Railway Group Ltd., Class A	445,500	338,312
China Railway Group Ltd., Class H	1,485,000	638,945
China Resources Beer Holdings Co. Ltd.	577,500	2,030,030
China Resources Gas Group Ltd.	363,000	1,014,004
China Resources Land Ltd.	1,155,055	3,886,306
China Resources Microelectronics Ltd., Class A	28,396	180,018
China Resources Mixc Lifestyle Services Ltd.(b)	231,600	1,109,522
China Resources Pharmaceutical Group Ltd.(b)	660,000	416,603
China Resources Power Holdings Co. Ltd.	660,000	1,592,195
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	33,054	187,057
China Ruyi Holdings Ltd.(a)(c)	2,080,000	547,114
China Shenhua Energy Co. Ltd., Class A	132,018	695,780
China Shenhua Energy Co. Ltd., Class H	1,214,500	4,564,269
China Southern Airlines Co. Ltd., Class A(a)	313,500	241,951
China State Construction Engineering Corp. Ltd., Class A	891,000	675,497
China State Construction International Holdings Ltd.	660,000	972,856
China Taiping Insurance Holdings Co. Ltd.	561,190	777,117
China Three Gorges Renewables Group Co. Ltd., Class A	709,500	415,848
China Tourism Group Duty Free Corp. Ltd., Class A	33,098	288,667

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Tower Corp. Ltd., Class H(b)	1,555,200	$2,252,671
China United Network Communications Ltd., Class A	653,900	478,698
China Vanke Co. Ltd., Class A(a)	214,707	201,232
China Vanke Co. Ltd., Class H(a)(c)	759,084	520,372
China Yangtze Power Co. Ltd., Class A	544,548	2,209,392
China Zheshang Bank Co. Ltd., Class A	478,500	196,967
Chongqing Brewery Co. Ltd., Class A	18,196	144,551
Chongqing Changan Automobile Co. Ltd., Class A	165,078	278,567
Chongqing Zhifei Biological Products Co. Ltd., Class A	49,500	128,666
Chow Tai Fook Jewellery Group Ltd.	726,400	971,061
CITIC Ltd.	1,485,000	1,805,273
CITIC Securities Co. Ltd., Class A	264,217	909,901
CITIC Securities Co. Ltd., Class H	577,525	1,427,370
CMOC Group Ltd., Class A	528,000	514,134
CMOC Group Ltd., Class H	1,029,000	807,841
Contemporary Amperex Technology Co. Ltd., Class A	82,598	2,638,721
Cosco Shipping Energy Transportation Co. Ltd., Class A	82,500	116,541
Cosco Shipping Energy Transportation Co. Ltd., Class H	378,000	300,232
Cosco Shipping Holdings Co. Ltd., Class A	313,712	619,481
Cosco Shipping Holdings Co. Ltd., Class H	990,399	1,494,547
CRRC Corp. Ltd., Class A	627,000	605,185
CRRC Corp. Ltd., Class H	1,485,000	916,467
CSC Financial Co. Ltd., Class A	115,599	369,548
CSPC Innovation Pharmaceutical Co. Ltd., Class A	32,280	186,165
CSPC Pharmaceutical Group Ltd.	2,971,440	2,340,422
Daqin Railway Co. Ltd., Class A	379,500	338,413
Dong-E-E-Jiao Co. Ltd., Class A	16,500	123,363
Dongfang Electric Corp. Ltd., Class A	82,588	172,903
Dongxing Securities Co. Ltd., Class A	132,098	182,275
East Money Information Co. Ltd., Class A	346,514	982,031
Ecovacs Robotics Co. Ltd., Class A	16,500	116,852
ENN Energy Holdings Ltd.	280,500	2,214,373
Eoptolink Technology Inc. Ltd., Class A	16,700	209,841
Eve Energy Co. Ltd., Class A	49,516	280,010
Everbright Securities Co. Ltd., Class A	100,093	221,700
Far East Horizon Ltd.	660,000	511,450
Flat Glass Group Co. Ltd., Class A	49,500	102,360
Focus Media Information Technology Co. Ltd., Class A	380,640	377,514
Foshan Haitian Flavouring & Food Co. Ltd., Class A	114,892	662,798
Fosun International Ltd.	825,000	427,676
Founder Securities Co. Ltd., Class A	181,500	186,103
Foxconn Industrial Internet Co. Ltd., Class A	264,000	664,907
Fuyao Glass Industry Group Co. Ltd., Class A	66,099	528,385
Fuyao Glass Industry Group Co. Ltd., Class H(b)	198,000	1,400,258
Ganfeng Lithium Group Co. Ltd., Class A	49,557	203,916
GCL Technology Holdings Ltd.(a)(c)	7,746,000	787,265
GD Power Development Co. Ltd., Class A	462,000	284,166
Geely Automobile Holdings Ltd.	2,145,000	4,503,001
Genscript Biotech Corp.(a)	404,000	567,437
GF Securities Co. Ltd., Class A	132,000	283,370
Giant Biogene Holding Co. Ltd.(b)	99,000	1,022,849
GigaDevice Semiconductor Inc., Class A(a)	16,635	294,852
GoerTek Inc., Class A	82,797	241,969
Goldwind Science & Technology Co. Ltd., Class A	99,013	119,190
Goneo Group Co. Ltd., Class A	24,485	239,811
Gotion High-tech Co. Ltd., Class A	49,500	140,646
Great Wall Motor Co. Ltd., Class A	49,700	154,402
Great Wall Motor Co. Ltd., Class H	825,000	1,178,917
Gree Electric Appliances Inc. of Zhuhai, Class A	66,000	413,786
GRG Banking Equipment Co. Ltd., Class A	115,560	196,530
Guangdong Haid Group Co. Ltd., Class A	33,399	254,805
Guangdong Investment Ltd.	990,000	801,125
Guanghui Energy Co. Ltd., Class A	215,600	171,814
Security	Shares	Value
China (continued)
Guangzhou Automobile Group Co. Ltd., Class A	115,500	$127,422
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	49,500	180,101
Guangzhou Haige Communications Group Inc. Co., Class A	115,511	165,087
Guangzhou Tinci Materials Technology Co. Ltd., Class A	49,500	118,902
Guosen Securities Co. Ltd., Class A	214,500	320,707
Guotai Junan Securities Co. Ltd.	270,338	641,909
Guotai Junan Securities Co. Ltd., Class H(b)	845,176	1,204,569
Guoyuan Securities Co. Ltd., Class A	165,030	169,288
H World Group Ltd., ADR	73,095	2,502,773
Haidilao International Holding Ltd.(b)(c)	597,000	1,344,178
Haier Smart Home Co. Ltd., Class A	181,500	619,859
Haier Smart Home Co. Ltd., Class A	825,000	2,394,174
Hainan Airlines Holding Co. Ltd., Class A(a)	737,400	134,999
Haitian International Holdings Ltd.	165,000	382,215
Hangzhou First Applied Material Co. Ltd., Class A	69,452	117,314
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	49,500	170,758
Hangzhou Tigermed Consulting Co. Ltd., Class A	17,590	108,158
Hansoh Pharmaceutical Group Co. Ltd.(b)	398,000	1,233,390
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	50,100	117,420
Henan Shuanghui Investment & Development Co. Ltd., Class A	82,598	283,841
Hengan International Group Co. Ltd.	247,500	667,276
Hengli Petrochemical Co. Ltd., Class A	198,099	416,614
Hisense Home Appliances Group Co. Ltd., Class H	165,136	500,792
Hithink RoyalFlush Information Network Co. Ltd., Class A	16,588	588,038
Hoshine Silicon Industry Co. Ltd., Class A	16,500	115,902
Hua Hong Semiconductor Ltd.(b)(c)	211,000	964,868
Huadian Power International Corp. Ltd., Class A	273,600	214,963
Huadong Medicine Co. Ltd., Class A	49,587	264,816
Huaibei Mining Holdings Co. Ltd., Class A	66,800	109,005
Hualan Biological Engineering Inc., Class A	49,780	112,156
Huaneng Power International Inc., Class A	330,000	325,010
Huaneng Power International Inc., Class H	1,324,000	820,155
Huatai Securities Co. Ltd., Class A	214,500	474,125
Huatai Securities Co. Ltd., Class H(b)	429,000	635,779
Huaxia Bank Co. Ltd., Class A	346,599	346,896
Huayu Automotive Systems Co. Ltd., Class A	82,700	202,831
Huizhou Desay Sv Automotive Co. Ltd., Class A	16,500	236,986
Hundsun Technologies Inc., Class A	47,535	170,294
Hygon Information Technology Co. Ltd., Class A, NVS	33,820	692,708
IEIT Systems Co. Ltd., Class A	45,248	318,218
Iflytek Co. Ltd., Class A	49,500	320,960
Imeik Technology Development Co. Ltd., Class A	5,740	136,405
Industrial & Commercial Bank of China Ltd., Class A	1,386,000	1,336,360
Industrial & Commercial Bank of China Ltd., Class H	24,255,350	16,615,190
Industrial Bank Co. Ltd., Class A	462,025	1,327,620
Industrial Securities Co. Ltd., Class A	306,586	244,082
Ingenic Semiconductor Co. Ltd., Class A	16,900	157,901
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	1,202,496	286,025
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	50,100	123,028
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	313,500	233,428
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	165,091	675,894
Inner Mongolia Yitai Coal Co. Ltd., Class B	395,325	786,216
Innovent Biologics Inc.(a)(b)	428,500	2,967,755
J&T Global Express Ltd.(a)(c)	915,000	710,847
JA Solar Technology Co. Ltd., Class A	82,532	108,465

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
JCET Group Co. Ltd., Class A	33,800	$155,572
JD Health International Inc.(a)(b)(c)	412,600	1,957,869
JD Logistics Inc.(a)(b)	709,500	1,112,788
JD.com Inc., Class A	866,282	14,104,305
Jiangsu Eastern Shenghong Co. Ltd., Class A	165,000	199,825
Jiangsu Expressway Co. Ltd., Class H	330,000	410,646
Jiangsu Hengli Hydraulic Co. Ltd., Class A	33,065	340,197
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	132,010	926,906
Jiangsu King's Luck Brewery JSC Ltd., Class A	33,000	215,149
Jiangsu Yanghe Distillery Co. Ltd., Class A	33,000	311,468
Jiangsu Yoke Technology Co. Ltd., Class A	16,900	128,327
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	33,000	156,470
Jiangsu Zhongtian Technology Co. Ltd., Class A	82,700	158,713
Jiangxi Copper Co. Ltd., Class A	33,000	96,728
Jiangxi Copper Co. Ltd., Class H	495,000	831,746
Jinko Solar Co. Ltd., Class A	211,568	159,570
Kanzhun Ltd., ADR(a)	97,350	1,489,455
KE Holdings Inc., ADR	245,685	4,987,405
Kingdee International Software Group Co. Ltd.(a)	990,000	1,683,776
Kingsoft Corp. Ltd.	330,000	1,644,193
Kuaishou Technology(a)(b)	940,500	6,207,573
Kuang-Chi Technologies Co. Ltd., Class A	33,800	196,345
Kunlun Energy Co. Ltd.	1,320,000	1,258,191
Kunlun Tech Co. Ltd., Class A	35,800	157,121
Kweichow Moutai Co. Ltd., Class A	27,172	5,784,106
LB Group Co. Ltd., Class A	66,000	150,647
Legend Biotech Corp., ADR(a)	27,060	945,747
Lenovo Group Ltd.	2,892,000	3,344,819
Lens Technology Co. Ltd., Class A	132,086	379,635
Li Auto Inc., Class A(a)	445,536	5,428,709
Li Ning Co. Ltd.	825,000	1,555,404
Lingyi iTech Guangdong Co., Class A	148,500	163,451
Longfor Group Holdings Ltd.(b)	742,500	993,147
LONGi Green Energy Technology Co. Ltd., Class A	181,528	367,239
Luxshare Precision Industry Co. Ltd., Class A	165,230	702,716
Luzhou Laojiao Co. Ltd., Class A	33,000	561,859
Mango Excellent Media Co. Ltd., Class A	50,250	157,247
Maxscend Microelectronics Co. Ltd., Class A	16,564	171,034
Meituan, Class B(a)(b)	1,732,550	28,686,589
Metallurgical Corp. of China Ltd., Class A	577,508	229,650
Midea Group Co. Ltd., Class A	80,500	815,466
Midea Group Co. Ltd., Class H(a)	99,000	934,461
MINISO Group Holding Ltd.(c)	165,960	746,145
MMG Ltd.(a)	1,323,200	400,516
Montage Technology Co. Ltd., Class A	33,000	349,038
Muyuan Foods Co. Ltd., Class A	115,536	630,648
NARI Technology Co. Ltd., Class A	198,067	603,813
NAURA Technology Group Co. Ltd., Class A	11,900	739,398
NetEase Inc.	676,570	14,543,786
New China Life Insurance Co. Ltd., Class A	49,899	330,555
New China Life Insurance Co. Ltd., Class H	297,000	1,084,617
New Hope Liuhe Co. Ltd., Class A(a)	115,572	152,583
New Oriental Education & Technology Group Inc.	528,380	2,588,632
Ninestar Corp., Class A(a)	50,000	151,426
Ningbo Deye Technology Co. Ltd., Class A, NVS	16,580	196,969
Ningbo Orient Wires & Cables Co. Ltd., Class A	16,500	114,752
Ningbo Tuopu Group Co. Ltd., Class A	51,580	372,655
Ningxia Baofeng Energy Group Co. Ltd., Class A	214,500	472,867
NIO Inc., Class A(a)(c)	498,622	1,997,202
Nongfu Spring Co. Ltd., Class H(b)	726,000	3,337,560
Oppein Home Group Inc., Class A	16,500	150,171
Orient Overseas International Ltd.(c)	82,500	1,152,399
Orient Securities Co. Ltd., Class A	148,513	187,256
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	297,000	104,174
PDD Holdings Inc., ADR(a)	244,510	25,812,921
People's Insurance Co. Group of China Ltd. (The), Class A	200,400	194,678
Security	Shares	Value
China (continued)
People's Insurance Co. Group of China Ltd. (The), Class H	3,135,000	$1,855,343
PetroChina Co. Ltd., Class A	478,500	526,169
PetroChina Co. Ltd., Class H	7,460,000	5,700,470
Pharmaron Beijing Co. Ltd., Class A	42,050	134,409
PICC Property & Casualty Co. Ltd., Class H	2,317,814	4,268,114
Ping An Bank Co. Ltd., Class A	412,538	619,685
Ping An Insurance Group Co. of China Ltd., Class A	247,599	1,728,644
Ping An Insurance Group Co. of China Ltd., Class H	2,310,000	13,825,424
Poly Developments and Holdings Group Co. Ltd., Class A	247,795	285,169
Pop Mart International Group Ltd.(b)	198,000	4,938,366
Postal Savings Bank of China Co. Ltd., Class A	660,000	464,836
Postal Savings Bank of China Co. Ltd., Class H(b)	2,805,000	1,724,463
Power Construction Corp. of China Ltd., Class A	379,500	246,534
Qifu Technology Inc.	40,590	1,665,408
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	132,000	290,067
Range Intelligent Computing Technology Group Co. Ltd., Class A	16,900	112,524
Rongsheng Petrochemical Co. Ltd., Class A	264,068	302,543
SAIC Motor Corp. Ltd., Class A	165,098	369,391
Sanan Optoelectronics Co. Ltd., Class A	107,400	181,601
Sany Heavy Industry Co. Ltd., Class A	214,599	558,614
Satellite Chemical Co. Ltd., Class A	82,591	206,304
SDIC Power Holdings Co. Ltd., Class A	143,200	296,383
Seres Group Co. Ltd., Class A, NVS	33,600	603,436
SF Holding Co. Ltd., Class A	115,595	691,980
Shaanxi Coal Industry Co. Ltd., Class A	231,099	609,682
Shandong Gold Mining Co. Ltd., Class A	82,580	345,401
Shandong Gold Mining Co. Ltd., Class H(b)	288,750	850,652
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	66,020	185,231
Shandong Linglong Tyre Co. Ltd., Class A	33,200	65,083
Shandong Nanshan Aluminum Co. Ltd., Class A	445,500	223,860
Shandong Sun Paper Industry JSC Ltd., Class A	82,500	158,935
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	925,200	681,004
Shanghai Baosight Software Co. Ltd., Class A	49,547	183,346
Shanghai Baosight Software Co. Ltd., Class B	264,005	387,609
Shanghai Electric Group Co. Ltd., Class A(a)	297,000	298,811
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	66,000	212,259
Shanghai International Airport Co. Ltd., Class A	33,000	145,603
Shanghai M&G Stationery Inc., Class A	16,800	67,918
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	82,500	203,722
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	247,500	338,462
Shanghai Pudong Development Bank Co. Ltd., Class A	594,095	895,447
Shanghai Putailai New Energy Technology Co. Ltd., Class A	50,960	117,857
Shanghai Rural Commercial Bank Co. Ltd., Class A	217,100	250,961
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	20,020	365,494
Shanjin International Gold Co. Ltd., Class A	49,721	139,657
Shanxi Coking Coal Energy Group Co. Ltd., Class A	148,500	130,946
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	115,500	173,593
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	16,580	465,622
Shengyi Technology Co. Ltd., Class A	82,500	276,605
Shennan Circuits Co. Ltd., Class A	16,520	249,027
Shenwan Hongyuan Group Co. Ltd., Class A	676,597	439,379
Shenzhen Energy Group Co. Ltd., Class A	148,586	130,850
Shenzhen Inovance Technology Co. Ltd., Class A	33,300	327,504
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	33,075	999,471

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	17,900	$129,017
Shenzhen Transsion Holdings Co. Ltd., Class A	27,505	284,069
Shenzhou International Group Holdings Ltd.	297,000	2,058,715
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	66,000	124,789
Sichuan Chuantou Energy Co. Ltd., Class A	132,000	308,436
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	33,000	164,491
Sichuan Road & Bridge Group Co. Ltd., Class A	132,000	157,744
Sieyuan Electric Co. Ltd., Class A	16,700	165,515
Sino Biopharmaceutical Ltd.	3,795,250	1,905,971
Sinopharm Group Co. Ltd., Class H	462,000	1,088,817
Sinotruk Hong Kong Ltd.	253,500	609,135
Smoore International Holdings Ltd.(b)(c)	660,000	1,142,339
SooChow Securities Co. Ltd., Class A	157,457	169,336
Southwest Securities Co. Ltd., Class A	330,000	186,973
Spring Airlines Co. Ltd., Class A	16,900	124,578
Sungrow Power Supply Co. Ltd., Class A	46,680	389,398
Sunny Optical Technology Group Co. Ltd.	247,500	2,082,528
Sunwoda Electronic Co. Ltd., Class A	51,199	133,787
SUPCON Technology Co. Ltd., Class A	30,659	199,170
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	33,000	117,335
Suzhou Maxwell Technologies Co. Ltd., Class A	1,740	16,671
Suzhou TFC Optical Communication Co. Ltd., Class A	16,580	159,154
TAL Education Group, ADR(a)(c)	148,170	1,296,487
TBEA Co. Ltd., Class A	150,706	239,083
TCL Technology Group Corp., Class A	457,050	260,619
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	106,498	112,261
Tencent Holdings Ltd.	2,277,000	139,468,395
Tencent Music Entertainment Group, ADR	268,752	3,606,652
Tianqi Lithium Corp., Class A	33,400	132,009
Tianshui Huatian Technology Co. Ltd., Class A	132,200	168,725
Tingyi Cayman Islands Holding Corp.	662,000	1,195,791
Tongcheng Travel Holdings Ltd.	462,000	1,211,834
Tongkun Group Co. Ltd., Class A	67,696	101,348
Tongling Nonferrous Metals Group Co. Ltd., Class A	395,100	171,926
Tongwei Co. Ltd., Class A	99,000	222,202
TravelSky Technology Ltd., Class H	332,000	462,164
Trina Solar Co. Ltd., Class A	33,196	59,867
Trip.com Group Ltd.	214,530	12,923,456
Tsingtao Brewery Co. Ltd., Class A	16,500	168,916
Tsingtao Brewery Co. Ltd., Class H	234,000	1,653,555
Unigroup Guoxin Microelectronics Co. Ltd., Class A	16,599	146,367
Unisplendour Corp. Ltd., Class A	82,520	286,323
Vipshop Holdings Ltd., ADR	118,127	1,608,890
Wanhua Chemical Group Co. Ltd., Class A	66,099	495,473
Want Want China Holdings Ltd.	1,817,000	1,189,070
Weichai Power Co. Ltd., Class A	165,000	345,771
Weichai Power Co. Ltd., Class H	660,600	1,288,764
Wens Foodstuff Group Co. Ltd., Class A	165,098	384,963
Western Securities Co. Ltd., Class A	198,099	205,334
Wharf Holdings Ltd. (The)	344,000	864,093
Will Semiconductor Co. Ltd. Shanghai, Class A	33,010	599,089
Wingtech Technology Co. Ltd., Class A	33,000	158,359
Wuhan Guide Infrared Co. Ltd., Class A	196,660	223,116
Wuliangye Yibin Co. Ltd., Class A	82,599	1,462,669
WUS Printed Circuit Kunshan Co. Ltd., Class A	49,550	191,551
WuXi AppTec Co. Ltd., Class A	49,564	404,159
WuXi AppTec Co. Ltd., Class H(b)	115,874	895,543
Wuxi Biologics Cayman Inc.(a)(b)	1,237,500	3,594,229
XCMG Construction Machinery Co. Ltd., Class A	280,598	340,351
Xiamen C & D Inc., Class A	82,500	118,235
Xiaomi Corp., Class B(a)(b)	5,819,200	37,255,678
Xinjiang Daqo New Energy Co. Ltd., Class A	38,548	94,458
Xinyi Solar Holdings Ltd.(c)	1,650,000	548,724
XPeng Inc., Class A(a)(c)	433,602	4,036,406
Security	Shares	Value
China (continued)
Yadea Group Holdings Ltd.(b)	380,000	$685,845
Yankuang Energy Group Co. Ltd., Class A	129,020	216,596
Yankuang Energy Group Co. Ltd., Class H	1,158,700	1,210,172
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	33,101	143,040
Yealink Network Technology Corp. Ltd., Class A	16,827	76,897
Yifeng Pharmacy Chain Co. Ltd., Class A	30,384	118,379
Yihai Kerry Arawana Holdings Co. Ltd., Class A	33,000	144,342
Yonyou Network Technology Co. Ltd., Class A(a)	82,790	168,026
YTO Express Group Co. Ltd., Class A	82,500	148,683
Yum China Holdings Inc.	135,546	5,870,497
Yunnan Aluminium Co. Ltd., Class A	67,600	141,520
Yunnan Baiyao Group Co. Ltd., Class A	50,215	395,570
Yunnan Energy New Material Co. Ltd., Class A	24,400	93,101
Yutong Bus Co. Ltd., Class A	50,100	184,986
Zangge Mining Co. Ltd., Class A	49,500	246,342
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	16,502	465,730
Zhaojin Mining Industry Co. Ltd., Class H	577,500	1,375,805
Zhejiang China Commodities City Group Co. Ltd., Class A	118,300	249,245
Zhejiang Chint Electrics Co. Ltd., Class A	66,000	202,459
Zhejiang Dahua Technology Co. Ltd., Class A	99,000	214,589
Zhejiang Dingli Machinery Co. Ltd., Class A	16,547	98,937
Zhejiang Expressway Co. Ltd., Class H	661,400	545,148
Zhejiang Huayou Cobalt Co. Ltd., Class A	49,500	230,722
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	49,500	186,909
Zhejiang Juhua Co. Ltd., Class A	66,800	234,151
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	181,537	1,299,132
Zhejiang NHU Co. Ltd., Class A	99,212	301,890
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	49,500	182,814
Zhejiang Supor Co. Ltd., Class A	18,199	140,803
Zhejiang Zheneng Electric Power Co. Ltd., Class A	250,500	181,002
Zheshang Securities Co. Ltd., Class A	115,500	166,954
Zhongji Innolight Co. Ltd., Class A	23,558	275,249
Zhongjin Gold Corp. Ltd., Class A	100,200	188,567
Zhongsheng Group Holdings Ltd.	247,500	372,409
Zhuzhou CRRC Times Electric Co. Ltd., Class H	231,000	927,196
Zijin Mining Group Co. Ltd., Class A	495,000	1,192,488
Zijin Mining Group Co. Ltd., Class H	1,980,000	4,325,672
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	165,037	166,488
ZTE Corp., Class A	99,000	436,727
ZTE Corp., Class H	264,000	779,362
ZTO Express Cayman Inc.	148,524	2,766,093
		817,213,721
Hong Kong — 5.0%
AIA Group Ltd.	3,795,000	28,435,600
BeiGene Ltd.(a)	264,830	5,352,082
BOC Hong Kong Holdings Ltd.	1,320,000	5,475,862
CK Asset Holdings Ltd.	660,132	2,696,878
CK Hutchison Holdings Ltd.	914,632	5,157,681
CK Infrastructure Holdings Ltd.	234,500	1,580,448
CLP Holdings Ltd.	577,500	4,924,135
Futu Holdings Ltd., ADR	19,965	1,842,969
Galaxy Entertainment Group Ltd.	784,000	2,831,492
Hang Seng Bank Ltd.	264,000	3,685,119
Henderson Land Development Co. Ltd.	495,166	1,404,261
HKT Trust & HKT Ltd., Class SS	1,320,640	1,879,243
Hong Kong & China Gas Co. Ltd.	3,960,763	3,563,790
Hong Kong Exchanges & Clearing Ltd.	430,058	18,789,098
Hongkong Land Holdings Ltd.	412,500	2,018,775
Jardine Matheson Holdings Ltd.	49,500	2,199,535
Link REIT	924,000	4,326,034
MTR Corp. Ltd.	578,500	1,997,171
Power Assets Holdings Ltd.(c)	496,500	3,283,452
Sands China Ltd.(a)	858,000	1,536,634

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Sino Land Co. Ltd.	1,321,200	$1,357,797
SITC International Holdings Co. Ltd.	495,000	1,369,043
Sun Hung Kai Properties Ltd.	495,000	4,695,774
Swire Pacific Ltd., Class A	154,500	1,336,063
Techtronic Industries Co. Ltd.	495,000	4,981,671
WH Group Ltd.(b)	2,970,000	2,655,796
Wharf Real Estate Investment Co. Ltd.(c)	604,000	1,444,496
		120,820,899
India — 21.9%
ABB India Ltd.	19,305	1,261,195
Adani Enterprises Ltd.	53,295	1,451,435
Adani Ports & Special Economic Zone Ltd.	189,225	2,722,319
Adani Power Ltd.(a)	209,172	1,314,324
Alkem Laboratories Ltd.	14,863	900,425
Ambuja Cements Ltd.	219,120	1,396,980
APL Apollo Tubes Ltd.	61,545	1,176,454
Apollo Hospitals Enterprise Ltd.	35,640	2,945,787
Ashok Leyland Ltd.	514,698	1,374,086
Asian Paints Ltd.	130,800	3,756,517
Astral Ltd.	45,366	722,009
AU Small Finance Bank Ltd.(b)	126,390	1,014,739
Aurobindo Pharma Ltd.(a)	93,292	1,359,841
Avenue Supermarts Ltd.(a)(b)	58,097	2,880,948
Axis Bank Ltd.	809,072	11,348,941
Bajaj Auto Ltd.	23,925	2,273,042
Bajaj Finance Ltd.	98,046	10,004,270
Bajaj Finserv Ltd.	135,300	3,125,130
Bajaj Holdings & Investment Ltd.	9,735	1,384,023
Balkrishna Industries Ltd.	28,875	913,010
Bank of Baroda	363,330	1,075,115
Bharat Electronics Ltd.	1,283,535	4,774,141
Bharat Forge Ltd.	91,245	1,195,247
Bharat Heavy Electricals Ltd.	382,140	1,024,623
Bharat Petroleum Corp. Ltd.	539,756	1,978,081
Bharti Airtel Ltd.	902,220	19,901,378
Bosch Ltd.	2,986	1,039,844
Britannia Industries Ltd.	36,889	2,374,875
BSE Ltd.	15,562	1,176,931
Canara Bank	668,666	770,816
CG Power & Industrial Solutions Ltd.	222,420	1,648,380
Cholamandalam Investment and Finance Co. Ltd.	149,206	2,639,059
Cipla Ltd.	186,450	3,421,491
Coal India Ltd.	629,970	2,870,320
Colgate-Palmolive India Ltd.	47,190	1,446,087
Container Corp. of India Ltd.	80,190	640,489
Cummins India Ltd.	50,836	1,745,441
Dabur India Ltd.	191,565	1,106,277
Divi's Laboratories Ltd.	41,580	3,001,399
Dixon Technologies India Ltd.	12,906	2,515,963
DLF Ltd.	265,155	2,114,979
Dr Reddy's Laboratories Ltd.	204,270	2,867,370
Eicher Motors Ltd.	46,365	3,053,202
GAIL India Ltd.	839,025	1,875,673
GMR Airports Infrastructure Ltd.(a)	947,776	977,060
Godrej Consumer Products Ltd.	146,190	2,180,326
Godrej Properties Ltd.(a)	53,687	1,371,540
Grasim Industries Ltd.	95,040	3,084,109
Havells India Ltd.	90,915	1,721,551
HCL Technologies Ltd.	332,970	6,175,897
HDFC Asset Management Co. Ltd.(b)	34,815	1,804,207
HDFC Bank Ltd.	1,994,224	45,296,697
HDFC Life Insurance Co. Ltd.(b)	342,870	3,014,472
Hero MotoCorp Ltd.	43,065	1,951,180
Hindalco Industries Ltd.	475,572	3,514,932
Hindustan Aeronautics Ltd., NVS	70,125	3,718,623
Hindustan Petroleum Corp. Ltd.	339,845	1,520,941
Hindustan Unilever Ltd.	288,519	8,010,135
Hyundai Motor India Ltd.(a)	58,458	1,181,563
ICICI Bank Ltd.	1,856,937	31,213,762
Security	Shares	Value
India (continued)
ICICI Lombard General Insurance Co. Ltd.(b)	84,315	$1,873,306
ICICI Prudential Life Insurance Co. Ltd.(b)	134,145	974,324
IDFC First Bank Ltd.(a)	1,246,041	958,878
Indian Hotels Co. Ltd., Class A	308,055	2,866,317
Indian Oil Corp. Ltd.	945,285	1,541,166
Indian Railway Catering & Tourism Corp. Ltd.	81,180	722,684
Indus Towers Ltd.(a)	414,150	1,995,843
IndusInd Bank Ltd.	200,787	1,994,139
Info Edge India Ltd.	26,400	2,208,341
Infosys Ltd.	1,166,055	20,613,442
InterGlobe Aviation Ltd.(a)(b)	67,424	4,201,278
ITC Ltd.	1,041,480	5,243,849
Jindal Stainless Ltd.	118,355	818,313
Jindal Steel & Power Ltd.	129,855	1,379,633
Jio Financial Services Ltd., NVS(a)	1,001,457	3,093,012
JSW Energy Ltd.	142,670	809,576
JSW Steel Ltd.	220,275	2,691,142
Jubilant Foodworks Ltd.	131,175	1,109,195
Kalyan Jewellers India Ltd.	146,510	894,826
Kotak Mahindra Bank Ltd.	385,605	10,078,100
Larsen & Toubro Ltd.	237,861	9,415,158
LTIMindtree Ltd.(b)	25,905	1,405,851
Lupin Ltd.	82,170	2,043,328
Macrotech Developers Ltd.	105,105	1,653,725
Mahindra & Mahindra Ltd.	328,941	11,396,882
Mankind Pharma Ltd.(a)	43,889	1,279,386
Marico Ltd.	183,315	1,541,196
Maruti Suzuki India Ltd.	44,055	6,385,932
Max Healthcare Institute Ltd.	273,570	3,549,366
Mphasis Ltd.	36,795	1,074,624
MRF Ltd.	825	1,312,906
Muthoot Finance Ltd.	44,220	1,138,387
Nestle India Ltd., NVS	119,013	3,363,844
NHPC Ltd., NVS	1,103,025	1,117,950
NMDC Ltd.	1,111,386	852,617
NTPC Ltd.	1,534,939	6,430,616
Oberoi Realty Ltd.	45,205	877,550
Oil & Natural Gas Corp. Ltd.	1,083,390	3,134,876
Oil India Ltd.	178,560	867,750
Oracle Financial Services Software Ltd.	7,755	801,352
Page Industries Ltd.	2,310	1,245,391
PB Fintech Ltd.(a)	121,505	2,334,645
Persistent Systems Ltd., NVS	38,115	2,398,757
Petronet LNG Ltd.	264,000	980,130
Phoenix Mills Ltd. (The)	71,557	1,408,486
PI Industries Ltd.	26,895	1,158,533
Pidilite Industries Ltd.	54,945	1,975,275
Polycab India Ltd.	18,645	1,216,678
Power Finance Corp. Ltd.	531,630	2,571,689
Power Grid Corp. of India Ltd.	1,598,520	5,805,725
Prestige Estates Projects Ltd.	61,837	1,006,179
Punjab National Bank	819,298	971,451
Rail Vikas Nigam Ltd.	186,615	774,604
REC Ltd.	470,745	2,349,777
Reliance Industries Ltd.	2,141,350	35,555,669
Samvardhana Motherson International Ltd.	1,146,850	1,810,702
SBI Cards & Payment Services Ltd.	100,485	1,039,540
SBI Life Insurance Co. Ltd.(b)	158,772	3,320,571
Shree Cement Ltd.	3,300	1,160,154
Shriram Finance Ltd.	500,610	3,627,775
Siemens Energy India Ltd., NVS	32,231	945,427
Siemens Ltd.	31,845	1,092,142
Solar Industries India Ltd.	9,686	1,508,603
Sona Blw Precision Forgings Ltd.(b)	154,156	877,548
SRF Ltd.	48,510	1,728,785
State Bank of India	623,055	5,819,084
Sun Pharmaceutical Industries Ltd.	334,785	7,260,998
Sundaram Finance Ltd.	23,212	1,448,227
Supreme Industries Ltd.	23,175	970,718

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Suzlon Energy Ltd.(a)	3,398,010	$2,265,789
Tata Communications Ltd.	42,075	792,113
Tata Consultancy Services Ltd.	317,130	12,945,207
Tata Consumer Products Ltd.	205,541	2,836,145
Tata Elxsi Ltd.	12,210	834,176
Tata Motors Ltd.	702,652	5,354,696
Tata Power Co. Ltd. (The)	553,727	2,516,135
Tata Steel Ltd.	2,607,165	4,339,571
Tech Mahindra Ltd.	190,410	3,386,736
Thermax Ltd.	14,274	556,007
Titan Co. Ltd.	125,979	5,033,110
Torrent Pharmaceuticals Ltd.	40,710	1,601,010
Torrent Power Ltd.	59,261	1,078,861
Trent Ltd.	63,855	3,903,086
Tube Investments of India Ltd.	39,577	1,357,097
TVS Motor Co. Ltd.	84,975	2,685,347
UltraTech Cement Ltd.	39,435	5,434,241
Union Bank of India Ltd.	551,578	821,405
United Spirits Ltd.	106,095	1,961,897
UPL Ltd.	154,275	1,223,509
Varun Beverages Ltd.	478,483	2,954,097
Vedanta Ltd.	471,075	2,339,136
Vodafone Idea Ltd.(a)	8,506,245	715,448
Voltas Ltd.	78,581	1,151,748
Wipro Ltd.	928,290	2,651,281
Yes Bank Ltd.(a)	4,985,970	1,046,506
Zomato Ltd.(a)	2,551,917	6,984,556
Zydus Lifesciences Ltd.	90,090	948,489
		536,110,973
Indonesia — 1.4%
Adaro Energy Indonesia Tbk PT	4,686,000	536,782
Amman Mineral Internasional PT(a)	2,293,500	984,896
Astra International Tbk PT	7,227,000	2,088,790
Bank Central Asia Tbk PT	19,602,000	10,422,193
Bank Mandiri Persero Tbk PT	12,969,004	3,829,843
Bank Negara Indonesia Persero Tbk PT	5,310,930	1,338,350
Bank Rakyat Indonesia Persero Tbk PT	23,941,567	5,545,100
Barito Pacific Tbk PT	8,695,863	390,092
Chandra Asri Pacific Tbk PT	2,753,300	1,307,971
Charoen Pokphand Indonesia Tbk PT	2,805,000	799,856
GoTo Gojek Tokopedia Tbk PT(a)	320,185,010	1,633,588
Indofood CBP Sukses Makmur Tbk PT	792,000	541,518
Indofood Sukses Makmur Tbk PT	1,567,500	756,118
Kalbe Farma Tbk PT	7,642,500	629,933
Sumber Alfaria Trijaya Tbk PT	6,435,000	833,041
Telkom Indonesia Persero Tbk PT	16,648,500	2,624,114
United Tractors Tbk PT	527,143	720,404
		34,982,589
Malaysia — 1.6%
AMMB Holdings Bhd	864,400	1,034,181
Axiata Group Bhd	1,006,500	489,858
CELCOMDIGI Bhd	1,251,500	1,108,920
CIMB Group Holdings Bhd(c)	2,810,600	4,642,842
Gamuda Bhd	1,571,900	1,548,743
Genting Bhd(c)	693,000	514,479
Hong Leong Bank Bhd	219,600	1,017,871
IHH Healthcare Bhd	742,500	1,190,753
IOI Corp. Bhd	891,000	755,320
Kuala Lumpur Kepong Bhd	192,500	875,852
Malayan Banking Bhd	1,897,500	4,397,090
Maxis Bhd	874,500	751,913
MISC Bhd	346,500	602,519
MR DIY Group M Bhd(b)	1,086,700	423,672
Nestle Malaysia Bhd	27,700	558,230
Petronas Chemicals Group Bhd	852,200	727,158
Petronas Dagangan Bhd	115,500	528,265
Petronas Gas Bhd	297,200	1,205,330
PPB Group Bhd	247,520	713,190
Press Metal Aluminium Holdings Bhd	1,369,500	1,556,530
Security	Shares	Value
Malaysia (continued)
Public Bank Bhd	5,086,550	$5,272,990
QL Resources Bhd	717,550	798,163
RHB Bank Bhd	495,145	763,742
SD Guthrie Bhd	775,500	852,849
Sime Darby Bhd	825,000	397,590
Sunway Bhd	808,500	852,250
Telekom Malaysia Bhd	462,000	728,105
Tenaga Nasional Bhd(c)	1,039,500	3,343,177
YTL Corp. Bhd	1,238,600	550,859
YTL Power International Bhd	867,300	687,064
		38,889,505
Philippines — 0.6%
Ayala Corp.	90,758	974,191
Ayala Land Inc.	2,359,500	1,058,470
Bank of the Philippine Islands	635,252	1,592,783
BDO Unibank Inc.	856,354	2,457,786
International Container Terminal Services Inc.	350,360	2,142,865
Jollibee Foods Corp.	183,150	752,303
Manila Electric Co.	92,400	942,942
Metropolitan Bank & Trust Co.	709,500	977,446
PLDT Inc.	26,405	615,145
SM Investments Corp.	84,150	1,309,918
SM Prime Holdings Inc.	3,613,525	1,577,403
		14,401,252
Singapore — 4.2%
CapitaLand Ascendas REIT	1,287,014	2,622,494
CapitaLand Integrated Commercial Trust	2,073,240	3,411,931
CapitaLand Investment Ltd./Singapore	841,500	1,773,538
DBS Group Holdings Ltd.	709,550	23,052,700
Genting Singapore Ltd.(c)	1,848,000	1,047,940
Grab Holdings Ltd., Class A(a)	798,435	3,896,363
Keppel Ltd.	528,000	2,654,625
Oversea-Chinese Banking Corp. Ltd.	1,171,575	14,499,135
Sea Ltd., ADR(a)	129,360	17,340,708
Sembcorp Industries Ltd.	313,500	1,585,736
Singapore Airlines Ltd.	511,900	2,627,027
Singapore Exchange Ltd.	309,700	3,406,964
Singapore Technologies Engineering Ltd.	594,400	3,375,146
Singapore Telecommunications Ltd.	2,640,000	7,638,033
United Overseas Bank Ltd.	443,300	11,773,532
Wilmar International Ltd.	594,000	1,393,215
Yangzijiang Shipbuilding Holdings Ltd.	924,000	1,582,778
		103,681,865
South Korea — 10.2%
Alteogen Inc.(a)	14,178	3,497,146
Amorepacific Corp.	10,560	926,130
Celltrion Inc.	55,015	6,239,074
CJ CheilJedang Corp.	2,972	499,847
Coway Co. Ltd.	21,120	1,300,368
DB Insurance Co. Ltd.	16,995	1,094,908
Doosan Bobcat Inc.	19,140	658,043
Doosan Enerbility Co. Ltd.(a)	154,288	3,134,602
Ecopro BM Co. Ltd.(a)(c)	17,490	1,245,814
Ecopro Co. Ltd.(c)	36,547	1,306,591
Ecopro Materials Co. Ltd.(a)	7,630	297,046
Hana Financial Group Inc.	101,884	4,620,450
Hanjin Kal Corp.	10,018	557,847
Hankook Tire & Technology Co. Ltd.	28,050	814,735
Hanmi Semiconductor Co. Ltd.(c)	15,345	821,224
Hanwha Aerospace Co. Ltd.	11,255	6,325,350
Hanwha Ocean Co. Ltd.(a)	33,000	1,823,344
HD Hyundai Co. Ltd.	16,120	891,517
HD Hyundai Electric Co. Ltd.	8,519	1,853,945
HD Hyundai Heavy Industries Co. Ltd.	8,085	2,286,675
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	15,345	2,935,447
HLB Inc.(a)	42,240	1,684,445
HMM Co. Ltd.	91,080	1,172,239

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
HYBE Co. Ltd.	8,416	$1,583,723
Hyundai Glovis Co. Ltd.	13,000	1,042,364
Hyundai Mobis Co. Ltd.	21,120	3,964,406
Hyundai Motor Co.	46,530	6,234,997
Hyundai Rotem Co. Ltd.	27,137	2,138,912
Industrial Bank of Korea	86,790	936,673
Kakao Corp.	106,699	2,866,441
KakaoBank Corp.	60,555	949,154
KB Financial Group Inc.	129,690	8,196,239
Kia Corp.	82,500	5,243,145
Korea Aerospace Industries Ltd.	26,070	1,525,893
Korea Electric Power Corp.	90,750	1,636,680
Korea Investment Holdings Co. Ltd.	14,355	838,118
Korea Zinc Co. Ltd.	1,521	848,207
Korean Air Lines Co. Ltd.	66,660	982,758
Krafton Inc.(a)	10,132	2,652,578
KT&G Corp.	34,155	2,756,796
LG Chem Ltd.	17,490	2,650,789
LG Corp.	31,515	1,475,813
LG Display Co. Ltd.(a)	111,045	659,707
LG Electronics Inc.	34,742	1,743,895
LG Energy Solution Ltd.(a)(c)	16,665	3,802,140
LG H&H Co. Ltd.	3,465	821,002
LG Innotek Co. Ltd.	5,117	502,986
LG Uplus Corp.	58,080	490,403
LS Electric Co. Ltd.(c)	5,445	786,433
Meritz Financial Group Inc.	34,485	3,012,632
Mirae Asset Securities Co. Ltd.	90,420	751,600
NAVER Corp.	49,995	7,034,576
NCSoft Corp.	4,952	509,734
NH Investment & Securities Co. Ltd.	49,665	536,922
Orion Corp./Republic of Korea	7,519	651,738
POSCO Future M Co. Ltd.(a)(c)	11,220	985,049
POSCO Holdings Inc.	24,763	4,525,508
Posco International Corp.	19,161	660,568
Samsung Biologics Co. Ltd.(a)(b)	6,105	4,518,118
Samsung C&T Corp.	31,595	2,719,046
Samsung Electro-Mechanics Co. Ltd.	18,928	1,561,631
Samsung Electronics Co. Ltd.	1,677,868	65,466,273
Samsung Fire & Marine Insurance Co. Ltd.	10,890	2,873,083
Samsung Heavy Industries Co. Ltd.(a)	239,250	2,451,261
Samsung Life Insurance Co. Ltd.	28,380	1,723,166
Samsung SDI Co. Ltd.	19,305	2,390,549
Samsung SDS Co. Ltd.	15,345	1,382,840
Shinhan Financial Group Co. Ltd.	151,745	5,484,059
SK Biopharmaceuticals Co. Ltd.(a)	11,716	878,552
SK Hynix Inc.	192,555	24,025,679
SK Inc.	12,210	1,136,395
SK Innovation Co. Ltd.(c)	22,299	1,481,125
SK Square Co. Ltd.(a)	33,825	2,091,224
SK Telecom Co. Ltd.	17,985	687,149
SKC Co. Ltd.(a)(c)	6,930	497,158
S-Oil Corp.	13,201	482,178
Woori Financial Group Inc.	217,800	2,712,166
Yuhan Corp.	20,295	1,626,403
		248,173,421
Taiwan — 19.5%
Accton Technology Corp.	179,000	3,334,111
Acer Inc.	990,830	1,082,704
Advantech Co. Ltd.	165,927	1,738,279
Airtac International Group	49,109	1,348,839
Alchip Technologies Ltd.	29,000	1,937,946
ASE Technology Holding Co. Ltd.	1,168,110	4,977,548
Asia Cement Corp.	835,448	1,176,766
Asia Vital Components Co. Ltd.	123,000	1,805,979
Asustek Computer Inc.	254,100	4,646,699
AUO Corp.	2,310,264	888,873
Catcher Technology Co. Ltd.	227,000	1,545,238
Cathay Financial Holding Co. Ltd.	3,313,374	6,104,923
Security	Shares	Value
Taiwan (continued)
Chailease Holding Co. Ltd.	501,708	$1,805,193
Chang Hwa Commercial Bank Ltd.	1,930,602	1,100,871
Cheng Shin Rubber Industry Co. Ltd.	660,303	1,019,848
China Airlines Ltd.	990,000	652,174
China Steel Corp.	4,128,484	2,669,862
Chunghwa Telecom Co. Ltd.	1,320,110	5,337,078
Compal Electronics Inc.	1,322,000	1,139,131
CTBC Financial Holding Co. Ltd.	5,940,456	7,320,063
Delta Electronics Inc.	660,000	6,915,609
E Ink Holdings Inc.	324,000	2,263,329
E.Sun Financial Holding Co. Ltd.	5,115,710	4,537,515
Eclat Textile Co. Ltd.	60,208	784,774
Elite Material Co. Ltd.	107,000	1,862,167
eMemory Technology Inc.	23,000	1,851,994
Eva Airways Corp.	990,000	1,189,118
Evergreen Marine Corp. Taiwan Ltd.	362,376	2,347,826
Far Eastern New Century Corp.	1,155,040	1,188,590
Far EasTone Telecommunications Co. Ltd.	660,000	1,769,828
Feng TAY Enterprise Co. Ltd.	190,100	672,921
First Financial Holding Co. Ltd.	3,795,832	3,022,649
Formosa Chemicals & Fibre Corp.	990,740	774,219
Formosa Plastics Corp.	1,320,400	1,406,798
Fortune Electric Co. Ltd.	52,400	690,651
Fubon Financial Holding Co. Ltd.	2,805,239	7,435,090
Gigabyte Technology Co. Ltd.	183,000	1,321,080
Global Unichip Corp.	31,000	995,881
Globalwafers Co. Ltd.	95,000	916,850
Hon Hai Precision Industry Co. Ltd.	4,455,516	19,850,646
Hotai Motor Co. Ltd.	107,980	2,101,784
Hua Nan Financial Holdings Co. Ltd.	3,166,060	2,680,759
Innolux Corp.	2,756,103	1,180,326
International Games System Co. Ltd.	89,000	2,307,405
Inventec Corp.	825,460	1,054,402
Jentech Precision Industrial Co. Ltd.	31,000	976,181
KGI Financial Holding Co. Ltd.	5,610,763	2,910,166
Largan Precision Co. Ltd.	36,000	2,566,499
Lite-On Technology Corp.	713,371	2,157,396
Lotes Co. Ltd.	31,000	1,218,911
MediaTek Inc.	536,391	22,792,899
Mega Financial Holding Co. Ltd.	4,125,395	4,885,624
Micro-Star International Co. Ltd.	262,000	1,145,876
Nan Ya Plastics Corp.	1,715,000	1,643,499
Nien Made Enterprise Co. Ltd.	68,000	832,717
Novatek Microelectronics Corp.	206,000	3,350,229
Pegatron Corp.	660,000	1,676,910
PharmaEssentia Corp.(a)	88,000	1,446,800
Pou Chen Corp.	825,000	849,559
President Chain Store Corp.	165,000	1,349,299
Quanta Computer Inc.	977,000	7,339,895
Realtek Semiconductor Corp.	169,642	2,788,756
Ruentex Development Co. Ltd.	660,898	680,291
Shanghai Commercial & Savings Bank Ltd. (The)	1,320,982	1,948,010
Shin Kong Financial Holding Co. Ltd.(a)	5,115,614	1,887,736
Silergy Corp.	132,000	1,664,031
SinoPac Financial Holdings Co. Ltd.	3,888,113	2,598,124
Synnex Technology International Corp.	495,950	1,100,283
Taishin Financial Holding Co. Ltd.	4,117,261	2,151,555
Taiwan Business Bank	2,650,608	1,173,922
Taiwan Cooperative Financial Holding Co. Ltd.	3,760,067	2,871,823
Taiwan High Speed Rail Corp.	495,000	420,236
Taiwan Mobile Co. Ltd.	660,000	2,343,334
Taiwan Semiconductor Manufacturing Co. Ltd.	8,674,670	245,792,882
TCC Group Holdings Co. Ltd.	2,359,464	2,192,668
Unimicron Technology Corp.	495,000	1,460,282
Uni-President Enterprises Corp.	1,650,694	3,966,887
United Microelectronics Corp.	4,005,000	5,620,019
Vanguard International Semiconductor Corp.	366,018	1,033,273
Voltronic Power Technology Corp.	23,000	1,078,499
Wan Hai Lines Ltd.	245,875	639,071

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI All Country Asia ex Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Wistron Corp.	990,000	$3,176,668
Wiwynn Corp.	40,000	2,407,251
WPG Holdings Ltd.	530,100	1,123,061
Yageo Corp.	150,683	2,160,521
Yang Ming Marine Transport Corp.	660,000	1,410,075
Yuanta Financial Holding Co. Ltd.	3,702,712	3,627,770
Zhen Ding Technology Holding Ltd.	230,097	704,882
		477,918,706
Thailand — 1.4%
Advanced Info Service PCL, NVDR	429,000	3,784,068
Airports of Thailand PCL, NVDR(c)	1,419,100	1,620,590
Bangkok Dusit Medical Services PCL, NVDR	3,975,900	2,851,262
Bangkok Expressway & Metro PCL, NVDR	2,391,900	422,906
Bumrungrad Hospital PCL, NVDR(c)	198,000	975,521
Central Pattana PCL, NVDR	709,500	1,072,651
Central Retail Corp. PCL, NVDR	627,074	443,873
Charoen Pokphand Foods PCL, NVDR	1,353,000	1,071,687
CP ALL PCL, NVDR	1,980,100	3,048,903
CP Axtra PCL	695,760	525,251
Delta Electronics Thailand PCL, NVDR(c)	1,089,000	3,192,124
Gulf Development PCL(a)	1,565,741	2,296,701
Home Product Center PCL, NVDR	2,145,143	543,499
Kasikornbank PCL, NVDR	214,500	1,024,341
Krung Thai Bank PCL, NVDR	1,171,575	764,520
Krungthai Card PCL, NVDR(c)	363,000	506,269
Minor International PCL, NVDR	1,270,520	1,022,595
PTT Exploration & Production PCL, NVDR	462,084	1,375,199
PTT Oil & Retail Business PCL, NVDR(c)	1,056,000	457,672
PTT PCL, NVDR(c)	3,432,000	3,182,769
SCB X PCL, NVDR	297,000	1,058,295
Siam Cement PCL (The), NVDR(c)	280,500	1,340,318
TMBThanachart Bank PCL, NVDR	8,182,200	448,210
True Corp. PCL, NVDR(a)	3,926,456	1,421,513
		34,450,737
Total Common Stocks — 99.2% (Cost: $1,945,426,957)		2,426,643,668
Preferred Stocks
South Korea — 0.5%
Hyundai Motor Co.
Preference Shares, NVS	8,415	886,883
Series 2, Preference Shares, NVS	13,200	1,417,011
Samsung Electronics Co. Ltd., Preference Shares, NVS	288,423	9,521,029
		11,824,923
Total Preferred Stocks — 0.5% (Cost: $4,300,390)		11,824,923
Security	Shares	Value
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(d)	36,923	$—
South Korea — 0.0%
Samsung SDI Co. Ltd., (Expires 05/29/25, Strike Price KRW 146,200.00)(a)(c)	2,730	66,162
Total Rights — 0.0% (Cost: $—)		66,162
Total Long-Term Investments — 99.7% (Cost: $1,949,727,347)		2,438,534,753
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	36,023,319	36,037,728
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	24,040,000	24,040,000
Total Short-Term Securities — 2.4% (Cost: $60,077,289)		60,077,728
Total Investments — 102.1% (Cost: $2,009,804,636)		2,498,612,481
Liabilities in Excess of Other Assets — (2.1)%		(52,564,786)
Net Assets — 100.0%		$2,446,047,695

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI All Country Asia ex Japan ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,644,699	$16,392,218 (a)	$—	$13,553	$(12,742)	$36,037,728	36,023,319	$301,133 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,890,000	7,150,000 (a)	—	—	—	24,040,000	24,040,000	842,746	—
				$13,553	$(12,742)	$60,077,728		$1,143,879	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	25	06/20/25	$692	$(7,899)
MSCI Emerging Markets Index	97	06/20/25	5,384	46,107
				$38,208
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$83,854,200	$2,342,789,468	$—	$2,426,643,668
Preferred Stocks	—	11,824,923	—	11,824,923
Rights	66,162	—	—	66,162
Short-Term Securities
Money Market Funds	60,077,728	—	—	60,077,728
	$143,998,090	$2,354,614,391	$—	$2,498,612,481
Derivative Financial Instruments(a)
Assets
Equity Contracts	$46,107	$—	$—	$46,107

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI All Country Asia ex Japan ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$—	$(7,899)	$—	$(7,899)
	$46,107	$(7,899)	$—	$38,208

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust